Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Consolidated Entity’s Interest-Bearing Financial Instruments	At the reporting date, the interest profile of the consolidated entity’s interest-bearing financial instruments was:
	Carrying value
	30 June 2023	30 June 2022
	$	$

Fixed rate instruments
Financial asset[1]	806,940	803,072
Financial liabilities	(1,803,436)	(1,161,384)
	(996,496)	(358,312)

Variable rate instruments
Financial assets	2,104,584	6,011,368

[1]	Whilst the consolidated entity has fully impaired the Loan Receivable from Bearn LLC as at 30 June 2023 and 2022, it continues to accrue interest on this financial asset. The interest portion of this loan receivable has been fully impaired. See Note 24.

Schedule of Other Variables Remain Constant	A change of 100 basis points in interest rates at the reporting date would have increased / (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.
	Profit of Loss		Equity
	1% increase	1% decrease	1% increase	1% decrease
	$	$	$	$

2023
Variable Rate Instruments	21,046	(21,046)	21,046	(21,046)

2022
Variable Rate Instruments	60,114	(60,114)	60,114	(60,114)

Schedule of Contractual Maturities of Financial Liabilities	The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:
	Weighted average	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	interest rate	amount	cash flows	or less	months	years	years	years
30 June 2023%		$	$	$	$	$	$	$

Trade and other payables	-	3,467,554	3,467,554	3,467,554	-	-	-	-
Interest bearing borrowings	11.25%	1,207,712	1,207,712	1,207,712	-	-	-	-
Lease liabilities	7.80%	370,064	442,469	45,000	46,800	95,472	255,197	-
Convertible notes	8.00%	225,460	225,460	-	-	-	225,460	-
Other current liabilities	-	432,464	432,464	432,464	-	-	-	-
Other non-current liabilities	-	346,796	346,796	-	-	346,796	-	-
		6,050,050	6,122,455	5,152,730	46,800	442,268	480,657	-
	Weighted average	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	interest rate	amount	cash flows	or less	months	years	years	years
30 June 2022%		$	$	$	$	$	$	$

Trade and other payable	-	500,769	500,769	500,769	-	-	-	-
Interest bearing borrowings	10.00%	1,110,171	1,110,171	1,110,171	-	-	-	-
Lease liabilities	10.00%	51,213	51,213	51,213	-	-	-	-
		1,662,153	1,662,153	1,662,153	-	-	-	-

Schedule of Fair Values of Financial Assets and Liabilities	The fair values of financial assets and liabilities, together with their carrying amounts in the statement of financial position, for the consolidated entity are as follows:
	30 June 2023		30 June 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Consolidated	$	$	$	$

Assets
Cash and cash equivalents	2,104,584	2,104,584	6,011,368	6,011,368
Trade receivables	311,912	311,912	51,176	51,176
	2,416,496	2,416,496	6,062,544	6,062,544

Liabilities
Trade and other payables	3,467,554	3,467,554	500,769	500,769
Interest bearing borrowings	1,433,172	1,433,172	1,110,171	1,110,171
Lease liability - current	65,182	65,182	51,213	51,213
Lease liability - non current	305,082	305,082	-	-
Other payables (Note 28)	346,796	346,796	-	-
	5,617,786	5,617,786	1,662,153	1,662,153